Commitments & Contingencies - Extended Warranty Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in deferred income
Amortization of deferred revenue	$ (10,200)
Current portion	12,032	$ 12,518
Noncurrent portion	3,499	3,577
Extended Warranty
Movement in deferred income
Beginning Balance	350	425
Revenue deferred for new extended warranty contracts	100	133
Amortization of deferred revenue	(163)	(198)
Other	(15)	(10)
Ending Balance	272	350
Current portion	137	163
Noncurrent portion	$ 135	$ 186